Advances for vessels under construction and acquisition of vessels (Tables)	6 Months Ended
Jun. 30, 2015
Advances for vessels under construction and acquisition of vessels [Abstract]
Advances for vessels under construction and acquisition of vessels
	December 31, 2014	June 30, 2015

Pre-delivery yard installments	$270,947	$206,997
Fair value adjustment (Note 1)	137,923	86,400
Bareboat capital leases - upfront hire and handling fees	31,467	44,551
Capitalized interest and finance costs	10,654	14,636
Other capitalized costs (Note 3)	3,542	4,554
Advances for secondhand vessels	79	-
Impairment charge	-	(19,467)
Total	$454,612	$337,671